Intangible Assets, net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, net	Intangible Assets, net
Intangible assets, stated at cost less accumulated amortization, consisted of the following as of December 31:

	2024	2025	2025
	HK$	HK$	US$
Software	223,381	227,080	29,175
Domain Name	-	62,086	7,977
Internally developed software	70,655,285	72,911,336	9,367,664
Less: accumulated amortization	(52,091,503)	(58,904,560)	(7,568,071)
Less: impairment loss	-	(14,242,561)	(1,829,887)
	18,787,163	53,381	6,858
Amortization expense of intangible assets totaled HK$5,514,165, HK$4,516,459 and HK$6,813,062 (US$875,344) for the years ended December 31, 2023, 2024 and 2025, respectively. There is no impairment charge was recognized for the year ended December 31, 2023 and 2024. For the year ended December 31, 2025, the Company used a project-based approach by evaluating individual projects and determining if they were not profitable and should be terminated. For those projects that were not profitable and terminated, the Company recognized an impairment on intangible assets of HK$14,242,561 (US$1,829,887).
Amortization expense expected for the next five years is as follows:

Twelve months ending December 31,	HK$	US$
2026	21,929	2,817
2027	21,929	2,817
2028	9,523	1,224
2029	-	-
Total	53,381	6,858